UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-00248
                 ---------------------------------------------

                            THE ADAMS EXPRESS COMPANY

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Lawrence L. Hooper, Jr.
                          The Adams Express Company
                             7 Saint Paul Street
                                 Suite 1140
                           Baltimore, Maryland  21202


Registrant's telephone number, including area code: 410-752-5900

Date of fiscal year end:  December 31, 2008

Date of reporting period: March 31, 2008


Item 1:  SCHEDULE OF INVESTMENTS.

                            SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

                                March 31, 2008
                                  (unaudited)


                                    Shares     Value (A)
-                                  --------- -------------
Stocks and Convertible Securities -- 94.9%

  Consumer -- 18.0%
   Consumer Discretionary -- 5.3%
   Comcast Corp.                     525,000 $  10,153,500
   Gannett Co., Inc. (B)             112,500     3,268,125
   Harley-Davidson, Inc.             130,000     4,875,000
   Lowe's Companies, Inc.            600,000    13,764,000
   Newell Rubbermaid Inc.            400,000     9,148,000
   Ryland Group Inc. (B)             343,500    11,297,715
   Target Corp.                      290,000    14,697,200
                                             -------------
                                                67,203,540
                                             -------------
   Consumer Staples -- 12.7%
   Avon Products, Inc.               402,400    15,910,896
   BJ's Wholesale Club, Inc. (C)     400,000    14,276,000
   Bunge Ltd.                        100,000     8,688,000
   Coca-Cola Co.                     200,000    12,174,000
   CVS/Caremark Corp.                250,000    10,127,500
   Dean Foods Co.                    340,000     6,830,600
   Del Monte Foods Co.             1,300,000    12,389,000
   PepsiCo, Inc.                     360,000    25,992,000
   Procter & Gamble Co.              340,000    23,823,800
   Safeway Inc.                      390,000    11,446,500
   Unilever plc ADR                  550,000    18,546,000
                                             -------------
                                               160,204,296
                                             -------------
  Energy -- 14.3%
   ConocoPhillips                    295,000    22,481,950
   ENSCO International, Inc.         209,150    13,096,973
   Exxon Mobil Corp.                 215,000    18,184,700
   Marathon Oil Co.                  240,000    10,944,000
   Petroleum & Resources
    Corporation (D)                2,186,774    79,664,177
   Schlumberger Ltd.                 380,000    33,060,000
   Transocean Inc. (C)                20,000     2,704,000
                                             -------------
                                               180,135,800
                                             -------------
  Financials -- 14.4%
   Banking -- 11.7%
   Bank of America Corp.             730,000    27,674,300
   Bank of New York Mellon Corp.     403,775    16,849,531
   Fifth Third Bancorp               280,000     5,857,600
   Morgan Stanley                    200,000     9,140,000
   PNC Financial Services Group,
    Inc. (The)                       200,000    13,114,000
   Prosperity Bancshares, Inc.       250,000     7,165,000
   State Street Corp.                260,000    20,540,000
   Visa Inc. (C)                      20,000     1,247,200
   Wachovia Corp. (B)                570,000    15,390,000
   Wells Fargo & Co.                 665,000    19,351,500
   Wilmington Trust Corp.            363,000    11,289,300
                                             -------------
                                               147,618,431
                                             -------------
                                     Shares     Value (A)
-                                   --------- -------------
   Insurance -- 2.7%
   American International Group,
    Inc.                              500,000 $  21,625,000
   Prudential Financial, Inc.         170,000    13,302,500
                                              -------------
                                                 34,927,500
                                              -------------
  Health Care -- 11.5%
   Abbott Laboratories                320,000    17,648,000
   Bristol-Myers Squibb Co.           345,000     7,348,500
   Genentech, Inc. (C)                220,000    17,859,600
   Johnson & Johnson                  255,000    16,541,850
   Medtronic, Inc.                    310,000    14,994,700
   Pfizer Inc.                      1,120,000    23,441,600
   Senomyx, Inc. (B)(C)               984,400     5,807,960
   Teva Pharmaceutical Industries
    Ltd. ADR                          370,000    17,090,300
   Wyeth Co.                          325,000    13,572,000
   Zimmer Holdings, Inc. (C)          140,000    10,900,400
                                              -------------
                                                145,204,910
                                              -------------
  Industrials -- 15.4%
   Cintas Corp.                       300,000     8,562,000
   Curtiss-Wright Corp.               360,000    14,932,800
   Emerson Electric Co.               400,000    20,584,000
   General Electric Co.             1,388,000    51,369,880
   Illinois Tool Works Inc.           250,000    12,057,500
   Masco Corp. (B)                    450,000     8,923,500
   Oshkosh Corp. (B)                  295,000    10,702,600
   3M Co.                             160,000    12,664,000
   Spirit AeroSystems Holdings,
    Inc. (C)                          525,000    11,644,500
   Tata Motors Ltd. ADR               750,000    11,715,000
   United Parcel Service, Inc.        155,000    11,318,100
   United Technologies Corp.          300,000    20,646,000
                                              -------------
                                                195,119,880
                                              -------------
  Information Technology -- 10.6%
   Communication Equipment -- 1.0%
   Corning Inc.                       500,000    12,020,000
                                              -------------
   Computer Related -- 7.9%
   Automatic Data Processing Inc.     300,000    12,717,000
   Cisco Systems, Inc. (C)            850,000    20,476,500
   Dell Inc. (C)                      585,000    11,653,200
   Microsoft Corp.                  1,180,000    33,488,400
   Oracle Corp. (C)                 1,100,000    21,516,000
                                              -------------
                                                 99,851,100
                                              -------------
   Electronics -- 1.7%
   Broadcom Corp. (C)                 400,000     7,708,000
   Intel Corp.                        640,000    13,555,200
                                              -------------
                                                 21,263,200
                                              -------------

--------------------------------------------------------------------------------

                                March 31, 2008
                                  (unaudited)

                                   Shares/
                                  Prin. Amt    Value (A)
-                                ----------- --------------
  Materials -- 5.3%
   Air Products and Chemicals,
    Inc.                             230,000 $   21,160,000
   du Pont (E.I.) de Nemours
    and Co.                          360,000     16,833,600
   Lubrizol Corp                     220,000     12,212,200
   Rohm & Haas Co.                   300,000     16,224,000
                                             --------------
                                                 66,429,800
                                             --------------
  Telecom Services -- 1.5%
   AT&T Corp.                        400,000     15,320,000
   Windstream Corp.                  310,178      3,706,627
                                             --------------
                                                 19,026,627
                                             --------------
  Utilities -- 3.9%
   Aqua America, Inc. (B)            499,000      9,371,220
   Duke Energy Corp.                 611,560     10,916,346
   MDU Resources Group, Inc.         562,500     13,809,375
   Northeast Utilities               350,000      8,589,000
   Spectra Energy Corp.              305,780      6,956,494
                                             --------------
                                                 49,642,435
                                             --------------
Total Stocks and Convertible Securities
 (Cost $907,793,071) (E)                      1,198,647,519
                                             --------------
Short-Term Investments -- 4.9%
   U.S. Government Obligations -- 1.6%
   U.S. Treasury Bills,
    2.18%, due 5/15/08           $20,000,000     19,946,711
                                             --------------
   Time Deposit -- 0.0%
   Wachovia Bank,
    1.70%, due 4/1/08                               565,897
                                             --------------
   Commercial Paper -- 3.3%
   AIG Funding, Inc.,
    2.85%, due 4/22/08            $3,600,000      3,594,015

                                     Prin. Amt.     Value (A)
-                                    ----------- --------------
   Chevron Funding Corp.,
    2.25%, due 4/3/08                $ 7,500,000 $    7,499,063
   General Electric Capital Corp.,
    2.27-2.30%,
    due 4/8/08-4/10/08                15,000,000     14,992,604
   Toyota Motor Credit Corp.,
    1.84-2.44%,
    due 4/1/08-4/17/08                15,000,000     14,991,464
                                                 --------------
                                                     41,077,146
                                                 --------------
Total Short-Term Investments
 (Cost $61,589,754)                                  61,589,754
                                                 --------------
Total Securities Lending Collateral -- 4.4%
 (Cost $55,479,892)
   Brown Brothers Investment
    Trust, 3.02%, due 4/1/08                         55,479,892
                                                 --------------

Total Investments -- 104.2%
 (Cost $1,024,862,717)                            1,315,717,165
  Cash, receivables, prepaid pension cost,
   prepaid expenses and other assets, less
   liabilities -- (4.2)%                            (53,419,500)
                                                 --------------
Net Assets -- 100%                               $1,262,297,665
                                                 ==============

--------------------------------------------------------------------------------
Notes:
(A)See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ.
(B)Some of the shares of this company are on loan. See note 8 to financial statements.
(C)Presently non-dividend paying.
(D)Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(E)The aggregate market value of stocks held in escrow at March 31, 2008 covering open call option contracts written was $17,931,100. In addition, the aggregate market value of securities segregated by the Company's custodian required to collateralize open put option contracts written was $13,112,500.

                   SCHEDULE OF OUTSTANDING OPTION CONTRACTS

--------------------------------------------------------------------------------

                                March 31, 2008
                                  (unaudited)

 Contracts                                            Contract
(100 shares                                    Strike Expiration  Appreciation/
   each)                 Security              Price   Date       (Depreciation)
--------------------------------------------------------------------------------

                               COVERED CALLS
     200    Air Products and Chemicals, Inc... $  115 Sep   08       $ (3,600)
     200    American International Group, Inc.   60   Aug   08         13,499
     150    Avon Products, Inc................   45   Jul   08          3,675
     250    BJ's Wholesale Club, Inc..........   40   Jun   08         (4,410)
     200    BJ's Wholesale Club, Inc..........   45   Sep   08         (1,700)
     100    ENSCO International, Inc..........   65   Apr   08         (5,290)
     100    Genentech, Inc....................  100   Sep   08          1,200
     100    Marathon Oil Co...................   55   Apr   08         19,780
     100    Marathon Oil Co...................   60   Apr   08          9,200
     250    PepsiCo, Inc......................   75   Jul   08        (17,625)
     200    Rohm & Haas Co....................   55   Apr   08         (3,600)
     200    Rohm & Haas Co....................   60   Apr   08         24,399
     250    Ryland Group Inc..................   50   Jul   08          8,220
     200    Ryland Group Inc..................   50   Oct   08         (3,600)
     100    State Street Corp.................   90   Apr   08          5,700
     100    State Street Corp.................   95   Apr   08         11,450
     150    State Street Corp.................  105   Aug   08         (2,700)
     200    Target Corp.......................   65   Jul   08         12,199
     200    Target Corp....................... 67.50  Jul   08         11,200
     150    Wells Fargo & Co..................   35   Apr   08         13,049
   -----                                                             --------
   3,400                                                               91,046
   -----                                                             --------

                            COLLATERALIZED PUTS
      50    Bunge Ltd.........................   75   Apr   08         (1,900)
     100    Bunge Ltd.........................   80   Apr   08        (12,800)
     100    Bunge Ltd.........................   65   May   08         (6,300)
     100    Oshkosh Corp......................   35   Apr   08          2,344
     100    Oshkosh Corp......................   40   Apr   08        (21,300)
     150    Procter & Gamble Co.............. 57.50  Jul   08          8,550
     100    Prudential Financial, Inc.........   60   Apr   08          7,700
     100    Prudential Financial, Inc.........   65   Apr   08          7,700
     250    Prudential Financial, Inc.........   55   Jun   08          5,499
     250    Spirit AeroSystems Holdings, Inc..   20   Jul   08         (3,250)
     200    Target Corp.......................   40   Apr   08         14,374
     100    Transocean Inc....................  115   Apr   08          8,269
     200    Transocean Inc....................  120   Apr   08         19,399
     100    Transocean Inc....................  105   May   08          6,700
     100    Transocean Inc....................  115   May   08          2,700
   -----                                                             --------
   2,000                                                               37,685
   -----                                                             --------
                                                                     $128,731
                                                                     ========


         (SELECTED) NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company is an internally-managed fund whose investment objectives are preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

Affiliated Companies -- Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as "Affiliated Companies" in Section
2(a)(3) of the Investment Company Act of 1940.

Security Transactions and Investment Income -- Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to stockholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

Security Valuation -- Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost which approximates fair value. Purchased and written options are valued at the last quoted asked price.

The Company adopted Financial Accounting Standard Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. There was no impact on the fair value of assets individually or in aggregate upon adoption. In accordance with FAS 157, fair value is defined as the price that the Company would receive upon selling an investment in an orderly transaction to an independent buyer. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements, summarized as follows:

  .     Level  1 -- fair value is determined based on market
     data obtained from independent sources; for example, quoted prices in active markets for identical investments,
  .     Level  2  --  fair value is determined  using  other
     assumptions obtained from independent sources; for example, quoted prices for similar investments,
  .    Level 3 -- fair value is determined using the Company's
     own assumptions, developed based on the best information available in the circumstances.

The Company's investments at March 31, 2008 as classified as follows:

                             Investment in
                              securities    Written options
                            --------------  ---------------
                    Level 1 $1,198,647,519     $545,700
                    Level 2    117,069,646*         --
                    Level 3       --                --
                    ---------------------------------------
                    Total   $1,315,717,165     $545,700

------------------------------------------------------------
--------------------
*Comprised of short-term investments and securities lending collateral.

8. PORTFOLIO SECURITIES LOANED
The Company makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At March 31, 2008, the Company had securities on loan of $54,040,100 and held collateral of $55,479,892, consisting of an investment trust fund which may invest in money market instruments, commercial paper, repurchase agreements, U.S. Treasury Bills, and U.S. agency obligations.


Item 2.  CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures:

(a) As of April 30, 2008, an evaluation was performed under the supervision and with the participation of the officers of The Adams Express Company (the "Company"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Company's disclosure controls and procedures. Based on that evaluation, the Company's officers, including the PEO and PFO, concluded that, as of April 30, 2008, the Company's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Company on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Company is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Company's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Company's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Company's internal control over financial reporting.


Item 3.  EXHIBITS.
The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADAMS EXPRESS COMPANY

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer

Date:   April 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:   April 30, 2008


BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Vice President, Chief Financial Officer and Treasurer
	(Principal Financial Officer)

Date:   April 30, 2008